Note 8 - Goodwill and Other Intangible Assets (Details) - Estimated Aggregate Amortization Expense of Intangible Assets ¥ in Thousands	Mar. 31, 2015 JPY (¥)
Estimated Aggregate Amortization Expense of Intangible Assets [Abstract]
2016	¥ 388,014
2017	380,496
2018	365,460
2019	355,410
2020	¥ 346,223